Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total shareholders’ equity	Share capital	Share premium account	Retained earnings	Other equity reserves [1]	Non-controlling interests
Equity, beginning balance at Mar. 31, 2023		£ 29,562	£ 29,538	£ 488	£ 1,302	£ 31,608	£ (3,860)	£ 24
Profit for the year		2,291	2,290			2,290		1
Other comprehensive income/(loss) for the year		(300)	(300)			(168)	(132)
Total comprehensive income for the year		1,991	1,990			2,122	(132)	1
Equity dividends		(1,718)	(1,718)			(1,718)
Scrip dividend-related share issue	[2]	(1)	(1)	5	(6)
Issue of treasury shares		21	21			21
Transactions in own shares		(4)	(4)		2	(6)
Share-based payments		37	37			37
Tax on share-based payments		2	2			2
Cash flow hedges transferred to the statement of financial position, net of tax		2	2				2
Equity, ending balance at Mar. 31, 2024		29,892	29,867	493	1,298	32,066	(3,990)	25
Profit for the year		2,905	2,902			2,902		3
Other comprehensive income/(loss) for the year		(330)	(328)			(80)	(248)	(2)
Total comprehensive income for the year		2,575	2,574			2,822	(248)	1
Rights Issue		6,839	6,839	135			6,704
Transfer between reserves		0	0			6,704	(6,704)
Equity dividends		(1,529)	(1,529)			(1,529)
Scrip dividend-related share issue	[2]	0	0	10	(10)
Issue of treasury shares		18	18			18
Transactions in own shares		(7)	(7)		4	(11)
Other movements in non-controlling interests		(3)						(3)
Share-based payments		37	37			37
Tax on share-based payments		(1)	(1)			(1)
Cash flow hedges transferred to the statement of financial position, net of tax		5	5				5
Equity, ending balance at Mar. 31, 2025		37,826	37,803	638	1,292	40,106	(4,233)	23
Profit for the year		3,243	3,241			3,241		2
Other comprehensive income/(loss) for the year		(217)	(219)			93	(312)	2
Total comprehensive income for the year		3,026	3,022			3,334	(312)	4
Equity dividends		(1,623)	(1,623)			(1,623)
Scrip dividend-related share issue	[2]	0	0	9	(9)
Issue of treasury shares		40	40			40
Transactions in own shares		(1)	(1)		2	(3)
Other movements in non-controlling interests		4						4
Share-based payments		45	45			45
Tax on share-based payments		10	10			10
Cash flow hedges transferred to the statement of financial position, net of tax		3	3				3
Equity, ending balance at Mar. 31, 2026		£ 39,330	£ 39,299	£ 647	£ 1,285	£ 41,909	£ (4,542)	£ 31

[1]	For further details of other equity reserves, see note 28.
[2]	Included within the share premium account are costs associated with scrip dividends.